ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 12, 2019	Jan. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
General and administrative			$ (18,584)	$ (16,145)	$ (17,577)
Seculert Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Cash consideration		$ 10,000
Contingent payment		$ 10,000
General and administrative				$ (240)
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member]
Business Acquisition [Line Items]
Deferred consideration	$ 2,080		$ 2,035
Total consideration	14,319
Cash consideration including working capital adjustments	12,239
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | After Working Capital Adjustment (ShieldSquare) [Member]
Business Acquisition [Line Items]
Cash consideration	12,239
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | Before Working Capital Adjustment (ShieldSquare) [Member]
Business Acquisition [Line Items]
Cash consideration	12,558
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | Bot mitigation and Bot management solutions [Member]
Business Acquisition [Line Items]
Total consideration	$ 14,203
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | Technology [Member]
Business Acquisition [Line Items]
Useful life			9 years